UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08097
                                  ----------------------------------------------

                           PAX WORLD GROWTH FUND, INC.
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               (Exact name of registrant as specified in charter)

       222 State Street, Portsmouth, NH                            03801-3853
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   (Address of principal executive offices)                        (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-767-1729
                                                   -----------------------------

Date of fiscal year end:     December 31
                        --------------------------------------------------------

Date of reporting period:    September 30, 2004
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, NOt later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.

                                                                Schedule of Investments (Unaudited)
                                                                                 September 30, 2004

PAX WORLD GROWTH FUND, INC.

PERCENT OF NET ASSETS,                                              NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                OF SHARES                    VALUE
----------------------------------------------------------------------------------------------------

                 COMMON STOCKS: 97.8%

CONSUMER DISCRETIONARY: 14.3%
                 Coach, Inc. (a)                                    20,000             $    848,400
                 Dick's Sporting Goods, Inc. (a)                    80,000                2,849,600
                 PETsMART, Inc.                                     40,000                1,135,600
                 Urban Outfitters, Inc. (a)                         80,000                2,752,000
                                                                                      --------------

                                                                                          7,585,600
                                                                                      --------------

ENERGY: 11.1%
                 Apache Corp.                                       21,000                1,052,310
                 Baker Hughes, Inc.                                 30,000                1,311,600
                 CARBO Ceramics, Inc.                               15,000                1,082,100
                 Chesapeake Energy Corp.                            60,000                  949,800
                 Smith International, Inc. (a)                      25,000                1,518,250
                                                                                      --------------

                                                                                          5,914,060
                                                                                      --------------

FINANCIALS: 2.8%
                 MBNA Corp.                                         60,000                1,512,000
                                                                                      --------------

HEALTH CARE: 24.0%
                 American Healthways, Inc. (a)                      60,000                1,746,600
                 Biomet, Inc.                                       30,000                1,406,400
                 C. R. Bard, Inc.                                   35,000                1,982,050
                 Caremark Rx, Inc. (a)                              20,000                  641,400
                 Cooper Companies, Inc. (The)                       20,000                1,371,000
                 Inveresk Research Group, Inc. (a)                  40,000                1,475,600
                 Sierra Health Services, Inc. (a)                   40,000                1,917,200
                 VCA Antech, Inc (a)                                70,000                1,444,100
                 Zimmer Holdings, Inc. (a)                          10,000                  790,400
                                                                                      --------------

                                                                                         12,774,750
                                                                                      --------------

INDUSTRIALS: 6.3%
                 Paxar Corp. (a)                                    70,000                1,587,600
                 Pentair, Inc.                                      50,000                1,745,500
                                                                                      --------------

                                                                                          3,333,100
                                                                                      --------------

                                                     Schedule of Investments (Unaudited), continued
                                                                                  September 30, 2004

PAX WORLD GROWTH FUND, INC.

PERCENT OF NET ASSETS,                                              NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                OF SHARES                    VALUE
----------------------------------------------------------------------------------------------------

                 COMMON STOCKS, continued

INFORMATION TECHNOLOGY: 26.8%
                 Autodesk, Inc.                                     60,000             $  2,917,800
                 Cognizant Technology Solutions Corp. (a)           80,000                2,440,800
                 eBay, Inc. (a)                                     20,000                1,838,800
                 Navigant Consulting, Inc.(a)                       40,000                  878,400
                 QUALCOMM, Inc.                                     50,000                1,952,000
                 Symantec Corp. (a)                                 30,000                1,646,400
                 Symbol Technologies, Inc.                          50,000                  632,000
                 Websense, Inc. (a)                                 30,000                1,250,100
                 Yahoo! Inc. (a)                                    20,000                  678,200
                                                                                      --------------

                                                                                         14,234,500
                                                                                      --------------

MATERIALS: 5.1%
                 Cemex S. A. de C.V. ADR                            46,990                1,322,299
                 Masco Corp.                                        40,000                1,381,200
                                                                                      --------------

                                                                                          2,703,499
                                                                                      --------------

TELECOMMUNICATION SERVICES: 7.4%
                 America Movil SA ADR                               70,000                2,732,100
                 Nextel Communications, Inc. Class A (a)            50,000                1,192,000
                                                                                      --------------

                                                                                          3,924,100
                                                                                      --------------

TOTAL COMMON STOCKS
                 (Cost $41,935,172)                                                      51,981,609
                                                                                      --------------

                 MONEY MARKET SHARES: 1.8%

                 Pax World Money Market Fund (b)
                 (Cost $935,523)                                   935,523                  935,523
                                                                                      --------------

TOTAL INVESTMENTS: 99.6%
                 (Cost $42,870,695)                                                      52,917,132
                                                                                      --------------

                 Other assets and liabilities (Net):  0.4%                                  238,690
                                                                                      --------------

Net assets: 100%                                                                       $ 53,155,822
                                                                                      --------------

(a)   Non-income producing security

(b) Affiliate - security is managed by Pax World Management Corp., the Registrant's Adviser

ADR   American Depository Receipt


VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2004 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2004, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2004 was $42,870,695, $10,367,542, $(321,105) and $10,046,437,
respectively.

INVESTMENT INFORMATION

The term "affiliate" includes other investment companies that are managed by a fund's adviser. At September, 30, 2004, the Registrant held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                              DIVIDENDS FROM NON CONTROLLED AFFILIATE
VALUE AT 12/31/03     PURCHASED COST     SOLD COST       VALUE AT 9/30/04     FOR THE NINE MONTHS ENDED 9/30/04
-----------------     --------------     ---------       ----------------     ---------------------------------
$1,408,153            $34,166,470        $34,639,100     $935,523             $18,557

Other information regarding the Registrant is available in the Registrant's most recent Report to Shareholders. This information is also available on the Registrant's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based upon an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pax World Growth Fund, Inc.
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By (Signature and Title)*   /s/ Thomas W. Grant
                         -------------------------------------------------------
                            Thomas W. Grant, President

Date   November 29, 2004
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Thomas W. Grant
                         -------------------------------------------------------
                            Thomas W. Grant, President

Date   November 29, 2004
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By (Signature and Title)*   /s/ Janet L. Spates
                         -------------------------------------------------------
                            Janet L. Spates, Assistant Treasurer

Date   November 29, 2004
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.

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